Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In May 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Private Placement Warrants issued in August 2020, the Company’s previously issued financial statements for the year ended December 31, 2020 and for the quarter ended September 30, 2020 (collectively, the “Affected Periods”) should no longer be relied upon. As such, the Company restated its financial statements for the Affected Periods included in Amendment No. 1 to the Annual Report on Form 10-K (“Amended Annual Report”).

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on August 10, 2020, the Company’s Private Placement Warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, management concluded that the outstanding Private Placement Warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Private Placement Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Private Placement Warrants, based on our application of FASB ASC Topic 815-40, “Derivatives and Hedging, Contracts in Entity’s Own Equity” (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the agreement. The Company reassessed its accounting for Private Placement Warrants issued on August 10, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Private Placement Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the Affected Periods should be restated because of a misapplication in the guidance around accounting for the warrants should no longer be relied upon.

Note 2 — Restatement of Previously Issued Financial Statements (continued)

Impact of the Restatement

The impact of the restatement on the balance sheet as of December 31, 2020 statement of operations and the statement of cash flows as of December 31, 2020 and for the period from June 3, 2020 (inception) through December 31, 2020 and for the unaudited quarterly financial information is presented below. The restatement had no impact on cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$251,235,286	$—	$251,235,286
Liabilities and shareholders’ equity
Total current liabilities	$736,222	$—	$736,222
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	7,492,500	7,492,500
Total liabilities	9,486,222	7,492,500	16,978,722
Ordinary shares, no par value; shares subject to possible redemption	236,749,060	(7,492,500)	229,256,560
Shareholders’ equity
Preferred shares – no par value	—	—	—
Ordinary shares – no par value	5,743,573	2,238,486	7,982,059
Accumulated deficit	(743,569)	(2,238,486)	(2,982,055)
Total shareholders’ equity	5,000,004	—	5,000,004
Total liabilities and shareholders’ equity	$251,235,286	$—	$251,235,286

Note 2 — Restatement of Previously Issued Financial Statements (continued)

	For the Period from June 3, 2020
	(Inception) through December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
General and administrative expenses	$787,645	$—	$787,645
Administrative fees – related party	20,000	—	20,000
Loss from operations	(807,645)	—	(807,645)
Change in fair value of derivative warrant liabilities	—	(2,227,500)	(2,227,500)
Offering costs associated with issuance of derivative warrant liabilities	—	(10,986)	(10,986)
Net gain from investments held in Trust Account	64,076	—	64,076
Net loss	$(743,569)	$(2,238,486)	$(2,982,055)
Weighted average shares outstanding of Founder Shares, basic and diluted	6,750,000	—	6,750,000
Basic and diluted net loss per share, Founder Shares	$(0.12)	$(0.33)	$(0.45)
Weighted average shares outstanding of ordinary shares, basic and diluted	25,000,000	—	25,000,000
Basic and diluted net loss per share, ordinary shares	$—	$—	$0.00
Statement of Cash Flows
Net loss	$(743,569)	$(2,238,486)	$(2,982,055)
Change in fair value of warrant liabilities	—	2,227,500	2,227,500
Offering costs associated with issuance of private warrants	—	10,986	10,986
Net cash used in operating activities	(564,227)	—	(564,227)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,325,750	—	251,325,750
Net change in cash	$761,523	$—	$761,523
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	$25,000	$—	$25,000
Offering costs included in accrued expenses	$70,000	$—	$70,000
Deferred underwriting commissions	$8,750,000	$—	$8,750,000
Initial value of ordinary shares subject to possible redemption	$237,443,130	$(5,265,000)	$232,178,130
Change in value of ordinary shares subject to possible redemption	$(694,070)	$(2,227,500)	$(2,921,570)

Note 2 — Restatement of Previously Issued Financial Statements (continued)

In addition, the impact to the balance sheet dated August 10, 2020, filed on Form 8-K on August 14, 2020 related to the impact of accounting for the Private Placement Warrants at fair value resulted in an approximate $5.3 million increase to the derivative warrant liabilities line item at August 10, 2020 and offsetting decrease to the ordinary shares subject to possible redemption temporary equity line item. There is no change to total shareholders’ equity at the reported balance sheet date.

	As of August 10, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$251,994,299	$—	$251,994,299
Liabilities and shareholders’ equity
Total current liabilities	$801,165	$—	$801,165
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	5,265,000	5,265,000
Total liabilities	9,551,165	5,265,000	14,816,165
Ordinary shares, no par value; shares subject to possible redemption	237,443,130	(5,265,000)	232,178,130
Shareholders’ equity
Preferred shares – no par value	—	—	—
Ordinary shares – no par value	5,049,504	10,986	5,060,490
Accumulated deficit	(49,500)	(10,986)	(60,486)
Total shareholders’ equity	5,000,004	—	5,000,004
Total liabilities and shareholders’ equity	$251,994,299	$—	$251,994,299

Quarterly Financial Information (Unaudited)

The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s financial statements as described in Note 2 — Restatement of Previously Issued Financial Statements. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in the Amended Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

Note 2 — Restatement of Previously Issued Financial Statements (continued)

Unaudited Condensed Balance Sheet

	As of September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$251,441,956	$—	$251,441,956
Liabilities and shareholders’ equity
Total current liabilities	$388,082	$—	$388,082
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	5,197,500	5,197,500
Total liabilities	9,138,082	5,197,500	14,335,582
Ordinary shares, no par value; shares subject to possible redemption	237,303,870	(5,197,500)	232,106,370
Shareholders’ equity
Preferred shares – no par value	—	—	—
Ordinary shares – no par value	5,188,763	(56,514)	5,132,249
Accumulated deficit	(188,759)	56,514	(132,245)
Total shareholders’ equity	5,000,004	—	5,000,004
Total liabilities and shareholders’ equity	$251,441,956	$—	$251,441,956

	For the Period from June 3, 2020
	(Inception) through September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
General and administrative expenses	$183,495	$—	$183,495
Administrative fee – related party	20,000	—	20,000
Loss from operations	(203,495)	—	(203,495)
Change in fair value of derivative warrant liabilities	—	67,500	67,500
Offering costs associated with issuance of derivative warrant liabilities	—	(10,986)	(10,986)
Net gain from investments held in Trust Account	14,736	—	14,736
Net income (loss)	$(188,759)	$56,514	$(132,245)
Weighted average shares outstanding of Founder Shares, basic and diluted	6,750,000	—	6,750,000
Basic and diluted net income (loss) per share, Founder Shares	$(0.03)	$0.01	$(0.02)
Weighted average shares outstanding of ordinary shares, basic and diluted	25,000,000	—	25,000,000
Basic and diluted net loss per share, ordinary shares	$—	$—	$0.00

Note 2 — Restatement of Previously Issued Financial Statements (continued)

	For the Three Months Ended September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
General and administrative expenses	$173,275	$—	$173,275
Administrative fee – related party	20,000	—	20,000
Loss from operations	(193,275)	—	(193,275)
Change in fair value of derivative warrant liabilities	—	67,500	67,500
Offering costs associated with issuance of derivative warrant liabilities	—	(10,986)	(10,986)
Net gain from investments held in Trust Account	14,736	—	14,736
Net income (loss)	$(178,539)	$56,514	$(122,025)
Weighted average shares outstanding of Founder Shares, basic and diluted	6,750,000	—	6,750,000
Basic and diluted net income (loss) per share, Founder Shares	$(0.03)	$0.01	$(0.02)
Weighted average shares outstanding of ordinary shares, basic and diluted	25,000,000	—	25,000,000
Basic and diluted net loss per share, ordinary shares	$—	$—	$0.00

	For the Period from June 3, 2020
	(Inception) through September 30, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net income	$(188,759)	$56,514	$(132,245)
Change in fair value of warrant liabilities	—	(67,500)	(67,500)
Offering costs associated with issuance of private warrants	—	10,986	10,986
Net cash used in operating activities	(412,696)	0	(412,696)
Net cash used in investing activities	(250,000,000)	—	(250,000,000)
Net cash provided by financing activities	251,344,656	—	251,344,656
Net change in cash	$931,960	$—	$931,960
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	$25,000	$—	$25,000
Offering costs included in accrued expenses	$70,000	$—	$70,000
Deferred underwriting commissions	$8,750,000	$—	$8,750,000
Initial value of ordinary shares subject to possible redemption	$237,443,130	$(5,265,000)	$232,178,130
Change in value of ordinary shares subject to possible redemption	$(139,264)	$67,504	$(71,760)